Property and Equipment Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property and equipment

Property and equipment consists of the following at December 31, 2013 and 2012:

	2013	2012
Land	$18,210	$18,210
Buildings and improvements	25,279	24,992
Leasehold improvements	7,721	7,178
Furniture, fixtures and equipment	51,713	51,554
Vehicles	27,918	25,387
Construction-in-progress	2,719	293
	133,560	127,614
Less: Accumulated depreciation	(77,521)	(72,538)
	$56,039	$55,076

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $9,827, $10,299 and $15,257, respectively, including amortization expense related to capital leases. Depreciation expense of $3,936, $2,489 and $2,887 was included in cost of goods sold, in 2013, 2012 and 2011, respectively.

As of December 31, 2013, the Company had real estate held for sale of $1,663 and $700 included in continuing operations and discontinued operations, respectively, related to closed branches. As of December 31, 2012, the Company had real estate held for sale of $5,117 and $700 included in continuing operations and discontinued operations, respectively, related to closed branches. During the years ended December 31, 2013 and 2012, the Company reclassified $0 and $970, respectively, of property and equipment to assets held for sale, as the assets met the held for sale criteria as set forth in ASC 360, Property, Plant and Equipment (“ASC 360”).

As of December 31, 2013 and 2012, the Company had other assets held for sale of $0 and $381, respectively, in continuing operations, consisting primarily of information technology equipment.

For the years ended December 31, 2013, 2012 and 2011, the Company recorded impairment charges related to assets held for sale of $432, $481 and $610, respectively. The impairment charges arose primarily from declining commercial real estate values. The Company estimated the fair value of the assets classified as held for sale using recent sales data for similar properties in the area and analyzed the expected cash flows from different sales scenarios.

During the years ended December 31, 2013, 2012 and 2011, the Company had proceeds from the sale of property and equipment of $553, $952 and $5,220, respectively, and proceeds from the sales of real estate held for sale of $3,201, $441 and $886, respectively. These disposals were primarily related to assets of stores closed as part of the restructuring events discussed in Note 6.